Goodwill and Other Intangible Assets - Textuals (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Goodwill [Line Items]
Proceeds from disposal of assets	$ 23,900,000	$ 4,000,000	$ 200,000
Gain recorded as part of other operating expenses	3,300,000
Goodwill impairment loss	0	$ 0	$ 0
Accumulated goodwill impairment	0
Pediatric Home Care Service [Member]
Goodwill [Line Items]
Proceeds from disposal of assets	$ 21,000,000